Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets
Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 27 and 28)
Aircraft fuel hedges	$—	$525	$—	$525
Interest rate derivatives	—	11	—	11
Investments	—	55,440	—	55,440
Assets of the benefits plan	—	204,527	—	204,527
Assets held for sale (1)	—	694,336	—	694,336
Revalued administrative property (note 13)	$—	$—	$111,112	$111,112

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (note 27 and 28)
Aircraft fuel hedges	$—	$2,566	$—	$2,566
Interest rate derivatives	—	4,890	—	4,890
Investments	—	67,306	—	67,306
Assets plan	—	178,594	—	178,594
Revalued administrative property (note 13)	$—	$—	$125,049	$125,049

Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities
Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Interest rate derivatives (notes 27 and 28)	$—	$1,289	$—	$1,289
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$5,454,688	$—	$5,454,688

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Foreign currency derivatives (note 27 and 28)	$—	$(17)	$—	$(17)
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt	$—	$4,022,707	$—	$4,022,707

Summary of Breakdown of Total Gains (Losses) Recognised in Respect of Level 3 Fair Values
The following table shows a breakdown of the total recognized gains (losses) with respect to the fair values of level 3 (administrative property):

	December 31, 2019	December 31, 2018
Profit included in OCI
Change in fair value (not realized)	$2,761	$(20,448)
Change in fair value (realized)	—	—

Total gains (loss) included in OCI	$2,761	$(20,448)

Summary of Valuation Technique Used in Measuring the Fair Value
Valuation technique and significant unobservable entries

The following table shows the valuation technique used to measure the fair value of the administrative property, as well as the unobservable investment used.

Country	Valuation technique	Significant unobservable entries
El Salvador Year: 2019	The criteria for valuing the assets object of this offer was the fair value defined by IFRS (international financial reporting standards), as the value that corresponds to the price that would be received for selling an asset or paid to transfer a liability in a transaction, tender, orderly and mutual among duly informed market participants and on a specific date.	Consumer price index (2019: 111.09) Rental yields (2019: 8.49%) Square meter prices (2019: $1,193) Property purchase costs (2019: 9.21%)

Colombia Year: 2018	Market comparison approach: a method of assessing property by analyzing the prices of similar properties sold in the past and then making adjustments based on differences between the properties and the relative age of the other sale.
Expected market rental growth: (2018: 1%
-2%)

Employment rate (2018: weighted average of 87%)

Construction GDP (2018: weighted average of 1%.

Appreciation or depreciation of the Colombian peso against the US dollar 2018: (8.91%).